Other (Income) Expense	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other (Income) Expense	Other (Income) Expense

	For the year ended December 31,
	2020	2019
	$	$
Share of income from joint ventures and associates	(1.5)	(0.8)
Unrealized gain on equity securities	(0.7)	(7.9)
Other	0.1	(2.3)
Total other income	(2.1)	(11.0)